Risk management and concentrations of risk (Details) - Interest Rate Swap [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	[1]
Derivative [Line Items]
Description of Interest Rate Derivative Activities	LIBOR
Derivative, Notional Amount	$ 202,802
Derivative Liability, Fair Value, Gross Liability	$ (8,394)
Derivative, Description of Terms	Sept 2026
Derivative, Fixed Interest Rate	2.80%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.